Class A C S I N R T Shares [Member] Average Annual Total Returns - Class A C S I N R T Shares		12 Months Ended	60 Months Ended	115 Months Ended
		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.37%	1.34%	0.37%
Performance Inception Date				May 27, 2014
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.12%	1.37%	0.62%
Performance Inception Date	[1]			May 27, 2014
Class I | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.53%	1.10%	1.51%
Class I | ICE BofA U.S. 3-Month Treasury Bill Total Return Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.01%	1.88%	1.30%
Class I | Return Before Taxes
Prospectus [Line Items]
Average Annual Return, Percent		7.01%	2.36%	1.41%
Performance Inception Date				May 27, 2014
Class N | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.53%	1.10%	1.51%
Class N | ICE BofA U.S. 3-Month Treasury Bill Total Return Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.01%	1.88%	1.30%
Class N | Return Before Taxes
Prospectus [Line Items]
Average Annual Return, Percent		6.98%	2.45%	1.45%
Performance Inception Date				May 27, 2014
Class S | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.53%	1.10%	1.51%
Class S | ICE BofA U.S. 3-Month Treasury Bill Total Return Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.01%	1.88%	1.30%
Class S | Return Before Taxes
Prospectus [Line Items]
Average Annual Return, Percent		6.33%	1.93%	0.94%
Performance Inception Date				May 27, 2014
Class T | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.53%	1.10%	1.51%
Class T | ICE BofA U.S. 3-Month Treasury Bill Total Return Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.01%	1.88%	1.30%
Class T | Return Before Taxes
Prospectus [Line Items]
Average Annual Return, Percent		6.74%	2.20%	1.22%
Performance Inception Date				May 27, 2014
Class R | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.53%	1.10%	1.51%
Class R | ICE BofA U.S. 3-Month Treasury Bill Total Return Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.01%	1.88%	1.30%
Class R | Return Before Taxes
Prospectus [Line Items]
Average Annual Return, Percent		6.07%	1.69%	0.71%
Performance Inception Date				May 27, 2014
Class A | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.53%	1.10%	1.51%
Class A | ICE BofA U.S. 3-Month Treasury Bill Total Return Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.01%	1.88%	1.30%
Class A | Return Before Taxes
Prospectus [Line Items]
Average Annual Return, Percent	[2]	1.56%	1.16%	0.65%
Performance Inception Date	[2]			May 27, 2014
Class C | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.53%	1.10%	1.51%
Class C | ICE BofA U.S. 3-Month Treasury Bill Total Return Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.01%	1.88%	1.30%
Class C | Return Before Taxes
Prospectus [Line Items]
Average Annual Return, Percent	[3]	4.86%	1.40%	0.43%
Performance Inception Date	[3]			May 27, 2014

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.